Information for Reportable Segments (Detail) (JPY ¥) In Billions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Gross profits:
Net interest income (expense)	¥ 1,109.5	¥ 1,151.7	¥ 1,068.9
Net noninterest income (expenses)	923.8	844.9	738.1
Total	2,033.3	1,996.6	1,807.0
General and administrative expenses	1,202.3	1,213.2	1,123.6
Others	(89.3)	(80.8)	(60.8)
Net business profits (losses)	741.7	702.6	622.6
Global Corporate Group
Gross profits:
Net interest income (expense)	457.0	470.6	381.3
Net noninterest income (expenses)	483.5	449.9	343.2
Total	940.5	920.5	724.5
General and administrative expenses	471.3	478.1	381.4
Others	(56.7)	(11.8)	(35.4)
Net business profits (losses)	412.5	430.6	307.7
Global Corporate Group | Mizuho Corporate Bank Limited
Gross profits:
Net interest income (expense)	395.8	444.8	316.5
Net noninterest income (expenses)	282.5	197.5	211.7
Total	678.3	642.3	528.2
General and administrative expenses	235.0	246.9	246.9
Net business profits (losses)	443.3	395.4	281.3
Global Corporate Group | Mizuho Corporate Bank Limited | Domestic
Gross profits:
Net interest income (expense)	176.0	175.0	172.7
Net noninterest income (expenses)	115.2	110.7	102.5
Total	291.2	285.7	275.2
General and administrative expenses	88.8	97.5	92.0
Net business profits (losses)	202.4	188.2	183.2
Global Corporate Group | Mizuho Corporate Bank Limited | International
Gross profits:
Net interest income (expense)	86.3	85.8	90.1
Net noninterest income (expenses)	56.9	31.7	40.4
Total	143.2	117.5	130.5
General and administrative expenses	62.1	54.4	66.0
Net business profits (losses)	81.1	63.1	64.5
Global Corporate Group | Mizuho Corporate Bank Limited | Trading and others
Gross profits:
Net interest income (expense)	133.5	184.0	53.7
Net noninterest income (expenses)	110.4	55.1	68.8
Total	243.9	239.1	122.5
General and administrative expenses	84.1	95.0	88.9
Net business profits (losses)	159.8	144.1	33.6
Global Corporate Group | Mizuho Securities Company Limited
Gross profits:
Net interest income (expense)	(9.2)	(10.7)	(9.7)
Net noninterest income (expenses)	158.9	188.5	78.0
Total	149.7	177.8	68.3
General and administrative expenses	160.9	153.4	59.5
Net business profits (losses)	(11.2)	24.4	8.8
Global Corporate Group | Others
Gross profits:
Net interest income (expense)	70.4	36.5	74.5
Net noninterest income (expenses)	42.1	63.9	53.5
Total	112.5	100.4	128.0
General and administrative expenses	75.4	77.8	75.0
Others	(56.7)	(11.8)	(35.4)
Net business profits (losses)	(19.6)	10.8	17.6
Global Retail Group
Gross profits:
Net interest income (expense)	614.5	641.6	648.1
Net noninterest income (expenses)	294.8	258.8	252.2
Total	909.3	900.4	900.3
General and administrative expenses	605.3	617.7	615.9
Others	(15.9)	(2.0)	(13.8)
Net business profits (losses)	288.1	280.7	270.6
Global Retail Group | Others
Gross profits:
Net interest income (expense)	42.1	28.3	44.0
Net noninterest income (expenses)	7.5	5.7	(2.7)
Total	49.6	34.0	41.3
General and administrative expenses	9.5	7.3	0.8
Others	(15.9)	(2.0)	(13.8)
Net business profits (losses)	24.2	24.7	26.7
Global Retail Group | Mizuho Bank Limited
Gross profits:
Net interest income (expense)	571.8	612.9	603.7
Net noninterest income (expenses)	237.5	205.9	224.0
Total	809.3	818.8	827.7
General and administrative expenses	554.8	570.4	571.1
Net business profits (losses)	254.5	248.4	256.6
Global Retail Group | Mizuho Bank Limited | Trading and others
Gross profits:
Net interest income (expense)	56.7	83.0	(21.5)
Net noninterest income (expenses)	78.0	54.4	54.4
Total	134.7	137.4	32.9
General and administrative expenses	93.4	95.7	101.2
Net business profits (losses)	41.3	41.7	(68.3)
Global Retail Group | Mizuho Bank Limited | Retail banking
Gross profits:
Net interest income (expense)	248.2	263.5	327.3
Net noninterest income (expenses)	34.6	25.0	25.2
Total	282.8	288.5	352.5
General and administrative expenses	237.7	245.8	235.7
Net business profits (losses)	45.1	42.7	116.8
Global Retail Group | Mizuho Bank Limited | Corporate banking
Gross profits:
Net interest income (expense)	266.9	266.4	297.9
Net noninterest income (expenses)	124.9	126.5	144.4
Total	391.8	392.9	442.3
General and administrative expenses	223.7	228.9	234.2
Net business profits (losses)	168.1	164.0	208.1
Global Retail Group | Mizuho Investors Securities Company Limited
Gross profits:
Net interest income (expense)	0.6	0.4	0.4
Net noninterest income (expenses)	49.8	47.2	30.9
Total	50.4	47.6	31.3
General and administrative expenses	41.0	40.0	44.0
Net business profits (losses)	9.4	7.6	(12.7)
Global Asset & Wealth Management Group
Gross profits:
Net interest income (expense)	43.4	46.2	49.8
Net noninterest income (expenses)	134.0	130.5	127.1
Total	177.4	176.7	176.9
General and administrative expenses	125.5	128.5	132.0
Others	(2.1)	(2.8)	(3.2)
Net business profits (losses)	49.8	45.4	41.7
Global Asset & Wealth Management Group | Others
Gross profits:
Net interest income (expense)	0.9	1.3	1.2
Net noninterest income (expenses)	44.6	43.4	45.6
Total	45.5	44.7	46.8
General and administrative expenses	38.1	38.6	40.7
Others	(2.1)	(2.8)	(3.2)
Net business profits (losses)	5.3	3.3	2.9
Global Asset & Wealth Management Group | Mizuho Trust & Banking Company Limited
Gross profits:
Net interest income (expense)	42.5	44.9	48.6
Net noninterest income (expenses)	89.4	87.1	81.5
Total	131.9	132.0	130.1
General and administrative expenses	87.4	89.9	91.3
Net business profits (losses)	44.5	42.1	38.8
Others
Gross profits:
Net interest income (expense)	(5.4)	(6.7)	(10.3)
Net noninterest income (expenses)	11.5	5.7	15.6
Total	6.1	(1.0)	5.3
General and administrative expenses	0.2	(11.1)	(5.7)
Others	(14.6)	(64.2)	(8.4)
Net business profits (losses)	¥ (8.7)	¥ (54.1)	¥ 2.6